Performance Management - MFS International Equity Fund	Jun. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

Performance information shown in the “Class R6 Bar Chart” and the performance for Class R6 shares in the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

The fund commenced operations on January 31, 1996. Prior to October 24, 2022, the fund’s shares did not have a share class designation. Effective October 24, 2022, the fund’s existing undesignated shares were designated Class R6 shares. The fund subsequently offered Class A and Class I shares on February 8, 2023.

In the “Performance Table,” performance for Class A and Class I shares for periods prior to their offering is derived from the historical performance of the fund’s Class R6 shares, adjusted to take into account differences in sales loads and class specific operating expenses, such as Rule 12b-1 fees and certain shareholder servicing (including sub-accounting) costs, if any. In addition, the performance shown for Class A and Class I shares for periods prior to their offering does not reflect any applicable fee reductions and waivers and expense reimbursements that were in effect prior to the offering of Class A and Class I shares.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.
Bar Chart Narrative [Text Block]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart [Heading]	Class R6 Bar Chart.
Bar Chart Closing [Text Block]

The total return for the nine-month period ended September 30, 2026, was 5.08%. During the period(s) shown in the bar chart, the highest quarterly return was 16.19% (for the calendar quarter ended December 31, 2022) and the lowest quarterly return was (19.89)% (for the calendar quarter ended March 31, 2020).

Performance Table Heading	Performance Table.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance [Table]
Average Annual Total Returns - MFS International Equity Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE (Europe, Australasia, Far East) Index (net div) | Average Annual Return, Label [Optional Text]	MSCI EAFE (Europe, Australasia, Far East) Index (net div)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) | Average Annual Return, Percent		31.22%	8.92%	8.18%
A | Average Annual Return, Label [Optional Text]	Returns Before Taxes
A | Average Annual Return, Percent		15.76%	6.82%	8.43%
I | Average Annual Return, Label [Optional Text]	Returns Before Taxes
I | Average Annual Return, Percent		23.13%	8.36%	9.35%
R6 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
R6 | Average Annual Return, Percent		23.23%	8.43%	9.39%
R6 | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions
R6 | After Taxes on Distributions | Average Annual Return, Percent		22.58%	7.97%	8.99%
R6 | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions and Sale of Fund Shares
R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent		14.42%	6.73%	7.76%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-800-225-2606
R6
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the nine-month period ended
Bar Chart, Year to Date Return	5.08%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	16.19%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(19.89%)
Lowest Quarterly Return, Date	Mar. 31, 2020